INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

22.INCOME TAXES

(a)	Tax amounts recognized in profit or loss

	2020	2019
Current tax expense	$—	$—
Deferred tax expense	—	—
Tax expense	$—	$—

(b)	Reconciliation of effective tax rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	2020	2019
Income (loss) before tax	$(27,694)	$(22,172)
Statutory income tax rate	26.6%	26.6%

Expected income tax	$(7,367)	$(5,898)
Differences between Canadian and foreign tax rates	(488)	(385)
Items not deductible for tax purposes	736	329
Share based compensation	671	680
Change in unrecognized deductible temporary differences	6,190	5,884
True ups	64	—
Effect of changes in tax rates from prior years	—	155
Effect of changes in foreign exchange rates	202	(723)
Other	(8)	(42)
Total income taxes	—	—

Effective tax rate	n/a	n/a

In 2020, the statutory income tax rate applicable to the Canadian parent entity was 26.6% (2019 – 26.6)%.

(c)	Unrecognized deductible temporary differences

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. The Company’s unrecognized deductible temporary differences for which no deferred tax asset is recognized consist of the following amounts.

	December 31
	2020	2019
Mineral properties and exploration expenditures	$43,807	$46,455
Equipment	1,700	1,876
Site closure provisions	518	576
Long term debt	282	—
Share issue costs	2,428	698
Long term debt	—	—
Non capital losses	46,073	35,129
Unrecognized deductible temporary differences	$94,808	$84,734

(d)	Recognized deferred tax assets and liabilities

Recognized deferred tax assets and liabilities are comprised of the following:

	December 31
	2020	2019
Long term debt	(322)	—
Non-capital loses	867	—
Other	(545)	—
Recognized deferred tax assets (liabilities)	$—	$—

(e)	Temporary difference on investment in subsidiaries

The temporary differences associated with investments in subsidiaries for which a deferred income tax liability has not been recognized, aggregate to US$3,328,000.  The Company has determined that the taxable temporary difference will not reverse in the foreseeable future.

(f)	Tax loss carryforwards

Our tax losses have the following expiry dates.

	Tax losses	December 31
	expire in years	2020	2019
Canada	2026 to 2040	$39,108	$30,789
Mexico	2027 to 2030	5,317	410
Panama	2021 to 2025	4,678	3,172
United States	indefinite	—	758